Derivatives and fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Derivative assets gross	$ 352
Derivative liabilities gross	$ 331
Fuel pricing contracts metric tons	639,700